Preliminary Assignment of Aggregate Consideration (Detail)		0 Months Ended		6 Months Ended	0 Months Ended
	Jun. 30, 2014 USD ($)	Jan. 09, 2014 Vapestick USD ($)	Jan. 09, 2014 Vapestick GBP (£)	Jun. 30, 2014 Vapestick USD ($)	Jan. 09, 2014 Subsequent Event [Member] Vapestick USD ($)	Jan. 09, 2014 Subsequent Event [Member] Vapestick GBP (£)	Jan. 09, 2014 Subsequent Event [Member] Vapestick USD ($)
Estimated Fair Value of Consideration Transferred
Cash		$ 5,800,000	£ 3,500,000.0	$ 5,804,240	$ 5,746,965	£ 3,500,000
Issuance of shares of common stock				48,974,558	47,718,321
Total				54,778,798	53,465,286
Assets Acquired and Liabilities Assumed
Cash				136,165			99,353
Accounts receivable				212,331			229,007
Inventory				234,656			234,656
Prepaids and other current assets				100,548			120,683
Furniture and equipment				47,772			47,772
Tradename				6,591,000			7,814,000
Customer relationships				4,098,000			2,923,000
Accounts payable and accrued expenses				(221,210)			(149,814)
Revolving line of credit				(330,322)			(320,848)
Long-term debt				(45,577)			(55,051)
Other liabilities				(72,994)			(114,777)
Total identifiable net assets				8,236,929			10,827,981
Goodwill	134,332,545			46,541,869			42,637,305
Total fair value of consideration				$ 54,778,798			$ 53,465,286